SHARE-BASED COMPENSATION PLAN (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allocation of share-based compensation expenses
Share-based compensation expense, total	$ 22,858	$ 11,064	$ 5,656
Cost of revenues
Allocation of share-based compensation expenses
Share-based compensation expense, total	466	165	234
General and administrative
Allocation of share-based compensation expenses
Share-based compensation expense, total	21,466	10,405	4,906
Selling and marketing
Allocation of share-based compensation expenses
Share-based compensation expense, total	$ 926	$ 494	$ 516